Summary of Significant Accounting Policies - Schedule of Impacts on condensed consolidated interim financial statements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property, plant and equipment		₩ 142,040
Prepaid expenses		(61,570)
Lease receivables		34,649
Lease liabilities	₩ 88,512	₩ 115,119	₩ 115,119